EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended				48 Months Ended
	Mar. 03, 2019	Sep. 17, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Apr. 30, 2017	Apr. 25, 2017	Dec. 31, 2013
Statement [Line Items]
Funding provided from option agreement			$ 14,540,000
Personnel costs			837,526
Payments for exploration and evaluation expenses			$ 1,518,000	$ 6,122,000	$ 5,145,000
Subsequent event [Member]
Statement [Line Items]
Proceeds from sale of certain water rights	$ 6,020,000
Proceeds from sale of certain water rights, balance paid	$ 5,370,000
MacArthur, Nevada [Member]
Statement [Line Items]
Mineral property, ownership interest			100.00%				100.00%
Purchase of exploration and evaluation assets			$ 2,200,000
Net smelter return royalty			2.00%				2.00%
Potential net smelter return royalty in exchange for consideration			1.00%				1.00%
Consideration required for decreased net smelter return royalty			$ 1,000,000				$ 1,000,000
Yerington Pit, Nevada [Member]
Statement [Line Items]
Mineral property, ownership interest			100.00%				100.00%
Mineral property, option interest																	100.00%
Purchase of exploration and evaluation assets		$ 6,260,000	$ 500,000
Purchase of exploration and evaluation assets, into escrow		$ 625,920
Purchase of exploration and evaluation assets, shares			250,000
Net smelter return royalty			2.00%				2.00%
Net smelter return royalty cap			$ 7,500,000				$ 7,500,000
Bear, Nevada [Member]
Statement [Line Items]
Mineral property, option interest			100.00%				100.00%
Purchase of exploration and evaluation assets			$ 688,000	895,258	$ 1,363,258	$ 1,458,774	$ 4,405,000
Option agreement, obligated cash payments			$ 5,000,000				$ 5,000,000	$ 51,000	$ 63,000		$ 188,000		$ 238,000
Wassuk, Nevada [Member]
Statement [Line Items]
Mineral property, option interest			100.00%				100.00%
Purchase of exploration and evaluation assets			$ 900,000
Net smelter return royalty			3.00%				3.00%
Potential net smelter return royalty in exchange for consideration			2.00%				2.00%
Consideration required for decreased net smelter return royalty			$ 1,500,000				$ 1,500,000
Option agreement, obligated cash payments			1,515,000				1,515,000			$ 500,000		$ 60,000		$ 55,000
Option agreement, obligated work commitment			300,000				300,000
Work commitment incurred			$ 92,112				$ 92,112
Groundhog, Alaska [Member]
Statement [Line Items]
Mineral property, ownership interest															90.00%
Mineral property, option interest			90.00%				90.00%
Payments for exploration and evaluation expenses				1,500,000
Option agreement, obligated cash payments			$ 3,000,000				$ 3,000,000
Option agreement, obligated exploration expenditure			$ 500,000	$ 1,000,000			$ 500,000
Option agreement, obligated exploration expenditure, over five years																$ 5,000,000